Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Cundill Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Managed European/Pacific Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Pacific Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Asset Strategy New Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Global Risk-Managed Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.

Ivy Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 6, 2013 to the

Ivy Funds Prospectus dated July 31, 2013

and as supplemented October 2, 2013

Changes to Maximum Account Fee

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed at the close of business on December 10, 2013, and on the second Tuesday of December each year thereafter. The Funds’ Class B shares will not be subject to the $20 fee assessed to Fund accounts with less than $750, nor to the $750 minimum investment requirement that goes into effect on January 1, 2014 for certain of the Funds’ other share classes.